Subsidiaries (Major Subsidiaries of the Group) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Aug. 23, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of subsidiaries [line items]
Total comprehensive loss/income attributable to non-controlling interests		¥ 3,175		¥ 11,326	¥ 11,437
Losses on disposal of subsidiaries		¥ 0		¥ 0	¥ 60,951
Shanghai Petrochemical Investment Development Company Limited ("Toufa") [member]
Disclosure of subsidiaries [line items]
Name of company		Shanghai Petrochemical Investment Development Company Limited (“Toufa”)	Shanghai Petrochemical Investment Development Company Limited (“Toufa”)
Place of incorporation and business		Mainland China	Mainland China
Particulars of paid-up capital		¥ 1,000,000
Proportion of ownership interest Group's effective interest		100.00%	100.00%
Proportion of ownership interest Held by the Company		100.00%	100.00%
Principal activity		Investment management	Investment management
China Jinshan Associated Trading Corporation ("Jinmao") [member]
Disclosure of subsidiaries [line items]
Name of company		China Jinshan Associated Trading Corporation (“Jinmao”)	China Jinshan Associated Trading Corporation (“Jinmao”)
Place of incorporation and business		Mainland China	Mainland China
Particulars of paid-up capital		¥ 25,000
Proportion of ownership interest Group's effective interest		67.33%	67.33%
Proportion of ownership interest Held by the Company		67.33%	67.33%
Principal activity		Import and export of petrochemical products and equipment	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited ("Jinchang") [member]
Disclosure of subsidiaries [line items]
Name of company		Shanghai Jinchang Engineering Plastics Company Limited (“Jinchang”)	Shanghai Jinchang Engineering Plastics Company Limited (“Jinchang”)
Place of incorporation and business		Mainland China	Mainland China
Particulars of paid-up capital | $			$ 9,154
Proportion of ownership interest Group's effective interest		74.25%	74.25%
Proportion of ownership interest Held by a subsidiary		74.25%	74.25%
Principal activity		Production of polypropylene compound products	Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited ("Jinfei") [member]
Disclosure of subsidiaries [line items]
Name of company		Shanghai Golden Phillips Petrochemical Company Limited (“Jinfei”)	Shanghai Golden Phillips Petrochemical Company Limited (“Jinfei”)
Place of incorporation and business		Mainland China	Mainland China
Particulars of paid-up capital		¥ 415,623
Proportion of ownership interest Group's effective interest		100.00%	100.00%
Proportion of ownership interest Held by a subsidiary		100.00%	100.00%
Principal activity		Production of polyethylene products	Production of polyethylene products
Shanghai Jinshan Trading Corporation ("JMGJ") [member]
Disclosure of subsidiaries [line items]
Name of company		Shanghai Jinshan Trading Corporation (“JMGJ”)	Shanghai Jinshan Trading Corporation (“JMGJ”)
Place of incorporation and business		Mainland China	Mainland China
Particulars of paid-up capital		¥ 100,000
Proportion of ownership interest Group's effective interest		67.33%	67.33%
Proportion of ownership interest Held by a subsidiary		67.33%	67.33%
Principal activity		Import and export of petrochemical products	Import and export of petrochemical products
Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. ("Jinlian") [member]
Disclosure of subsidiaries [line items]
Name of company		Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. (“Jinlian”)	Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. (“Jinlian”)
Place of incorporation and business		Mainland China	Mainland China
Particulars of paid-up capital		¥ 400,000
Proportion of ownership interest Group's effective interest		100.00%	100.00%
Proportion of ownership interest Held by a subsidiary		100.00%	100.00%
Principal activity		Trading of petrochemical products	Trading of petrochemical products
Jinyong [member]
Disclosure of subsidiaries [line items]
Disposed of the proportion of ownership interest in a subsidiary attributable to the entity, due to bankruptcy and liquidation	75.00%
Losses on disposal of subsidiaries	¥ 60,951